Schedule of long term debt (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	$ 65,391	$ 62,960
Less: current portion	13,613	9,170
Long-term portion	51,778	53,790
Long term loans [member]
IfrsStatementLineItems [Line Items]
Total	50,876	52,739
Construction loan [member]
IfrsStatementLineItems [Line Items]
Total	13,978	9,573
Highly affected sectors credit availability program [member]
IfrsStatementLineItems [Line Items]
Total	$ 537	$ 648